Note G - Assets Held for Sale and Discounted Operations - 10-K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Cash	$1,252,000
Receivables	902,000
Inventory	55,000
Other current assets	297,000
Property and equipment	52,578,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)
Notes payable	(39,300,000)
Net assets	$9,916,000

Cash	$1,032,000
Preneed receivables	4,063,000
Other receivable	1,037,000
Inventory	22,000
Property and equipment	8,390,000
Other assets	523,000
Accounts payable and accrued liabilities	(842,000)
Deferred preneed revenues	(72,000)

Net assets	$14,153,000

Schedule of Condensed Balance Sheet [Table Text Block]
November 30, 2011
Assets:
Current Assets	$3,772,000
Preneed cemetery receivables, net	3,324,000
Cemetery property, at cost	3,140,000
Property and equipment	5,335,000
Deferred charges and other assets	1,066,000
Cemetery trust investments	44,210,000
Total assets	$60,847,000

Liabilities:
Accounts payable and accrued liabilities	$1,120,000
Deferred preneed cemetery revenues	1,752,000
Trusts’ corpus	46,228,000
Total liabilities	49,100,000

Net assets held for sale	$11,747,000